UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and Address of issuer:

         The Ehrenkrantz Trust
         135 Crossways Park Drive
         Woodbury, New York 11797


2.       The name of each series or class of securities for which
         this Form is filed (If the Form is being filed for all
         series and classes of securities of the issuer, check the
         box but do not list series or classes):                       [X]


3.       Investment Company Act File Number:

         811-04938

         Securities Act File Number:

         33-10888


4(a).    Last day of fiscal year for which this Form is filed:

         December 31, 2005


4(b).    [X]     Check box if this Form is being filed late (i.e.,
                 more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


4(c).    [_]     Check box if this is the last time the issuer will
                 be filing this Form.


5.       Calculation of registration fee:


         (i)     Aggregate sale price of securities sold during
                 the fiscal year pursuant to section 24(f):
                                                                    $          0
                                                                    ------------

         (ii)    Aggregate price of securities redeemed or
                 repurchased during the fiscal year:
                                                                    $    213,179
                                                                    ------------

         (iii)   Aggregate price of securities redeemed or
                 repurchased during any prior fiscal year ending
                 no earlier than October 11, 1995 that were not
                 previously used to reduce registration fees
                 payable to the Commission:
                                                                    $     79,512
                                                                    ------------

         (iv)    Total available redemption credits [add Items
                 5(ii) and 5(iii)]:
                                                                    $    292,691
                                                                    ------------

         (v)     Net sales - if Item 5(i) is greater than Item
                 5(iv) [subtract Item 5(iv) from 5(i)]:
                                                                    $          0
                                                                    ------------

         (vi)    Redemption credits available for use in future
                 years - if Item 5(i) is less than Item 5(iv)
                 [subtract Item 5(i) from Item 5(iv)]:
                                                                    $    292,691
                                                                    ------------

         (vii)   Multiplier for determining registration fee (See
                 Instruction C.9):
                                                                      x.  000107
                                                                    ------------

         (viii)  Registration fee due [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no fee is due):
                                                                    =$         0
                                                                    ------------

6.       Prepaid shares

         If the response to item 5(i) was determined by deducting
         an amount of securities that were registered under the
         Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
         securities (number of  shares or other units) deducted
         here:                                                    Not applicable

         If there is a number of shares or other units that were
         registered pursuant to rule 24e-2 remaining unsold at the
         end of the fiscal year for which this form is filed that
         are available for use by the issuer in future fiscal
         years, then state that number here:                      Not applicable


7.       Interest due - if this Form is being filed more than 90
         days after the end of the issuer's fiscal year (see
         Instruction D):
                                                                    $          0
                                                                    ------------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                    $          0
                                                                    ------------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         Method of Delivery:

         [_]     Wire transfer

         [_]     Mail or other means



                                   Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*                 /s/ Thomas Giugliano
                                          --------------------
                                          Thomas Giugliano
                                          Secretary

Date December 19, 2006


* Please print the name and title of the signing officer below the signature.










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